Financial risk factors - Capital structure and interest rate risk (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Financial risk factors
Weighted average interest rate	5.30%	5.30%	5.40%
Capital structure and risk
Financial risk factors
Ratio of net debt to Adjusted EBITDA	6.20	6.30	7.30
Fixed interest rate | Interest rate risk
Financial risk factors
Percentage of fixed rate borrowings	91.90%	93.20%
Weighted average interest rate	5.70%	5.70%	5.60%
Variable interest rate | Interest rate risk
Financial risk factors
Percentage increase in currency exchange rate	1.00%
Increase in interest payable	$ 9	$ 7